UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-877-721-1926

Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
CASH RESERVES

FORM N-Q
NOVEMBER 30, 2010

Notes to Schedule of Investments (unaudited)

Investment in Prime Cash Reserves Portfolio, at value $16,139,386,528

1. Organization and Significant Accounting Policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (78.2% at November 30, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Schedule of investments (unaudited)	November 30, 2010

PRIME CASH RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 101.7%

Bank Notes — 1.7%

Bank of America N.A.	0.300%	1/5/11	$75,000,000	$75,000,000
Bank of America N.A.	0.355%	1/27/11	200,000,000	200,000,000	(a)
Bank of America N.A.	0.588%	6/22/11	75,000,000	75,000,000	(a)(b)(c)

Total Bank Notes				350,000,000

Certificates of Deposit — 31.5%

Abbey National Treasury Services PLC	0.293%	12/9/10	175,000,000	175,000,000	(a)
Banco Santander	0.610%	2/1/11	85,000,000	85,000,000
Bank of Montreal	0.343%	10/26/11	125,000,000	125,000,000	(a)
Bank of Montreal	0.353%	11/23/11	48,000,000	47,997,641	(a)
Bank of Tokyo Mitsubishi	0.550%	1/28/11	25,000,000	25,000,000
Bank of Tokyo Mitsubishi	0.380%	3/8/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi	0.380%	3/28/11	150,000,000	150,000,000
Bank of Tokyo Mitsubishi	0.380%	5/6/11	200,000,000	200,000,000
Barclays Bank PLC	0.673%	12/10/10	100,000,000	100,000,000	(a)
Barclays Bank PLC	0.553%	1/11/11	50,000,000	50,000,000	(a)
Barclays Bank PLC	0.660%	6/7/11	200,000,000	200,000,000
Barclays Bank PLC	0.570%	7/18/11	50,000,000	50,000,000
Barclays Bank PLC	0.703%	11/18/11	30,000,000	30,000,000
BNP Paribas NY Branch	0.610%	2/2/11	90,000,000	90,000,000
BNP Paribas NY Branch	0.430%	2/25/11	60,000,000	60,000,000
BNP Paribas NY Branch	0.610%	5/16/11	150,000,000	150,000,000
BNP Paribas NY Branch	0.490%	6/22/11	75,000,000	75,000,000	(a)
Canadian Imperial Bank	0.324%	8/22/11	150,000,000	150,000,000	(a)
Citibank N.A.	0.710%	12/22/10	65,000,000	65,000,000
Credit Agricole Corporate and Investment Bank	0.713%	10/7/11	75,000,000	75,000,000	(a)
Credit Agricole SA	0.640%	2/3/11	275,000,000	275,000,000
Credit Suisse NY	0.274%	1/5/11	70,000,000	70,000,000	(a)
Credit Suisse NY	0.300%	4/14/11	125,000,000	125,000,000
Deutsche Bank AG NY	0.474%	8/24/11	135,000,000	135,000,000	(a)
Dexia Credit Local S.A.	0.350%	12/6/10	275,000,000	275,000,000
Lloyds TSB Bank PLC	0.500%	3/31/11	40,000,000	39,999,989
Lloyds TSB Bank PLC	0.500%	4/15/11	55,000,000	54,999,981
Lloyds TSB Bank PLC	0.500%	5/20/11	61,000,000	61,008,584
Natexis Banques Populaires U.S.	0.480%	5/6/11	110,000,000	110,000,000
National Bank of Canada	0.383%	7/8/11	138,000,000	138,000,000	(a)
Nordea Bank Finland PLC	0.220%	12/1/10	150,000,000	150,000,000
Nordea Bank Finland PLC	0.220%	12/3/10	125,000,000	125,000,000
Nordea Bank Finland PLC	0.600%	1/7/11	185,000,000	185,000,000
Rabobank Nederland NY	0.330%	3/11/11	90,000,000	90,000,000
Royal Bank of Canada	0.253%	1/19/11	50,000,000	50,000,000	(a)
Royal Bank of Canada	0.253%	3/18/11	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.400%	9/12/11	100,000,000	100,000,000	(a)
Royal Bank of Scotland	0.750%	1/28/11	100,000,000	100,000,000
Royal Bank of Scotland	0.486%	8/10/11	200,000,000	200,000,000	(a)
Skandinaviska Enskilda Banken	0.480%	1/24/11	50,000,000	50,003,735
Societe Generale NY	1.486%	5/5/11	100,000,000	100,000,000	(a)
Societe Generale NY	0.484%	8/19/11	75,000,000	75,000,000	(a)
Standard Chartered Bank	0.330%	1/14/11	50,000,000	50,001,221
Standard Chartered Bank	0.470%	4/1/11	150,000,000	150,000,000
Standard Chartered Bank	0.435%	4/6/11	60,000,000	60,001,048
Standard Chartered Bank	0.510%	7/29/11	185,000,000	185,000,000
State Street Bank & Trust	0.700%	1/12/11	75,000,000	75,000,000
State Street Bank & Trust	0.340%	2/8/11	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.220%	12/1/10	399,750,000	399,750,000
Svenska Handelsbanken NY	0.540%	12/2/10	75,000,000	75,000,083
Toronto Dominion Bank NY	0.250%	1/18/11	60,000,000	60,000,000

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

PRIME CASH RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Certificates of Deposit — continued

Toronto Dominion Bank NY	0.325%	10/28/11	$170,000,000	$170,000,000	(a)
UBS AG Stamford Branch	0.780%	1/21/11	50,000,000	50,000,000
UBS AG Stamford Branch	0.613%	4/26/11	150,000,000	150,000,000	(a)
UBS AG Stamford Branch	0.650%	5/11/11	53,469,000	53,469,000
UBS AG Stamford Branch	0.550%	7/29/11	175,000,000	175,000,000
Westpac Banking Corp.	0.329%	11/8/11	200,000,000	200,000,000	(a)

Total Certificates of Deposit				6,505,231,282

Certificates of Deposit (Euro) — 4.1%

HSBC Bank PLC	0.310%	5/6/11	400,000,000	400,000,000	(a)
ING Bank	0.700%	1/18/11	100,000,000	100,000,665
ING Bank	0.650%	2/2/11	135,000,000	135,002,355
ING Bank	0.590%	2/11/11	100,000,000	100,001,994
ING Bank	0.570%	8/8/11	100,000,000	100,006,915

Total Certificates of Deposit (Euro)				835,011,929

Commercial Paper — 30.7%

ANZ National International Ltd.	0.374%	12/3/10	100,000,000	100,000,000	(a)(b)
ANZ National International Ltd.	0.388%	10/11/11	113,000,000	113,000,000	(a)(b)
ASB Finance Ltd.	0.403%	4/7/11	50,000,000	50,000,000	(a)(b)
ASB Finance Ltd.	0.401%	5/4/11	50,000,000	49,914,445	(b)(d)
ASB Finance Ltd.	0.391%	5/6/11	100,000,000	99,831,000	(b)(d)
ASB Finance Ltd.	0.396%	8/12/11	80,000,000	80,005,303	(a)(b)
Automatic Data Processing	0.230%	12/1/10	152,200,000	152,200,000	(b)(d)
Banco Bilbao Vicaya	0.420%	12/7/10	310,000,000	309,978,300	(b)(d)
Banco Bilbao Vicaya	0.451%	2/16/11	50,000,000	49,951,875	(b)(d)
BNZ International Funding Ltd.	0.343%	1/12/11	45,000,000	45,000,000	(a)(b)
BNZ International Funding Ltd.	0.333%	1/26/11	100,000,000	100,000,031	(a)(b)
BNZ International Funding Ltd.	0.501%	1/28/11	98,700,000	98,620,492	(b)(d)
BNZ International Funding Ltd.	0.401%	2/28/11	48,000,000	47,952,533	(b)(d)
Caisse D’Amortissement de la Dette Sociale	0.010%	6/2/11	230,000,000	229,453,495	(b)
Commerzbank U.S. Finance	0.290%	1/13/11	50,000,000	49,982,680	(d)
Commerzbank U.S. Finance	0.290%	1/13/11	50,000,000	49,982,681	(d)
Commerzbank U.S. Finance	0.431%	4/21/11	323,500,000	322,955,173	(d)
Commonwealth Bank of Australia	0.306%	8/4/11	40,000,000	40,000,000	(a)(b)
Danske Corp.	0.481%	1/11/11	59,500,000	59,467,473	(b)(d)
Danske Corp.	0.632%	1/18/11	83,500,000	83,429,860	(b)(d)
Danske Corp.	0.401%	4/26/11	50,000,000	49,918,889	(b)(d)
Danske Corp.	0.401%	5/31/11	225,000,000	224,547,501	(b)(d)
DnB NOR Bank ASA	0.363%	4/21/11	50,000,000	50,000,000	(a)(b)
DnB NOR Bank ASA	0.375%	8/29/11	100,000,000	100,000,000	(a)
DnB NOR Bank ASA	0.380%	10/28/11	70,000,000	70,000,000	(a)(b)
General Electric Capital Corp.	0.501%	1/21/11	100,000,000	99,929,167	(d)
General Electric Capital Corp.	0.431%	3/4/11	100,000,000	99,888,917	(d)
General Electric Capital Corp.	0.431%	6/10/11	50,000,000	49,885,931	(d)
ING U.S. Funding LLC	0.240%	12/1/10	20,000,000	20,000,000	(d)
ING U.S. Funding LLC	0.431%	4/4/11	40,000,000	39,940,755	(d)
Intesa Funding LLC	0.335 - 0.345%	12/2/10	158,000,000	157,998,508	(d)
Intesa Funding LLC	0.471%	4/14/11	100,000,000	99,825,056	(d)
Lloyds Bank PLC	0.476%	3/16/11	275,000,000	274,619,010	(d)
Natixis U.S. Finance Corp.	0.732%	12/13/10	75,000,000	74,981,750	(d)
Natixis U.S. Finance Corp.	0.742%	12/16/10	160,000,000	159,950,667	(d)
Natixis U.S. Finance Corp.	0.597%	2/18/11	65,000,000	64,915,130	(d)
Natixis U.S. Finance Corp.	0.602%	3/11/11	75,000,000	74,875,000	(d)
Novartis Finance Corp.	0.482%	5/2/11	100,000,000	99,797,333	(b)(d)
Rabobank USA Finance Corp.	0.602%	1/6/11	300,000,000	299,820,000	(d)
RBS Financial NV	0.471%	5/4/11	175,000,000	174,648,152	(d)
Reckitt Benckiser Treasury	0.431%	4/7/11	75,000,000	74,886,229	(b)(d)
Reckitt Benckiser Treasury	0.431%	4/20/11	100,000,000	99,832,778	(b)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

PRIME CASH RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Commercial Paper — continued

Reckitt Benckiser Treasury	0.431%	4/21/11	$100,000,000	$99,831,584	(b)(d)
Santander Centro Hispano LLC	0.631%	2/1/11	30,000,000	29,967,450	(d)
Shell International Finance BV	0.320%	4/1/11	75,000,000	74,919,333	(b)(d)
Shell International Finance BV	0.643%	5/10/11	50,000,000	49,857,778	(b)(d)
Shell International Finance BV	0.653%	5/11/11	25,000,000	24,927,326	(b)(d)
Shell International Finance BV	0.653%	5/12/11	38,600,000	38,487,095	(b)(d)
Skandinaviska Enskilda Banken AG	0.551%	12/1/10	120,000,000	120,000,000	(b)(d)
Skandinaviska Enskilda Banken AG	0.521%	3/22/11	50,000,000	49,919,833	(b)(d)
Skandinaviska Enskilda Banken AG	0.501%	4/12/11	75,000,000	74,862,500	(b)(d)
Skandinaviska Enskilda Banken AG	0.511%	4/14/11	100,000,000	99,810,167	(b)(d)
Societe Generale N.A.	0.250%	12/1/10	200,000,000	200,000,000	(d)
Societe Generale N.A.	0.506%	2/4/11	175,000,000	174,840,434	(d)
Societe Generale N.A.	0.401%	5/5/11	105,000,000	104,819,167	(d)
State Street Corp.	0.451%	2/4/11	75,000,000	74,939,062	(d)
State Street Corp.	0.280%	2/11/11	50,000,000	49,972,000	(d)
State Street Corp.	0.321%	4/20/11	94,500,000	94,382,400	(d)
Swedbank	0.531%	1/26/11	70,000,000	69,942,289	(d)
Swedbank	0.531%	2/1/11	165,000,000	164,849,392	(d)
Swedbank	0.501%	2/3/11	150,000,000	149,866,666	(d)

Total Commercial Paper				6,338,180,590

Corporate Bonds & Notes — 2.4%

Commonwealth Bank of Australia	0.358%	5/27/11	50,000,000	50,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.253%	1/21/11	150,000,000	150,000,000	(a)
MetLife Institutional Funding II	0.439%	9/20/11	37,000,000	37,000,000	(a)(b)
National Australia Bank Ltd.	0.294%	8/19/11	100,000,000	100,000,000	(a)(b)
Svenska Handelsbanken AB	0.386%	2/9/11	99,700,000	99,699,981	(a)(b)
Westpac Banking Corp.	0.358%	11/28/11	65,000,000	65,000,000	(a)

Total Corporate Bonds & Notes				501,699,981

Medium-Term Notes — 1.9%

American Honda Finance Corp.	0.303%	1/11/11	110,000,000	110,000,000	(a)(b)
JPMorgan Chase & Co.	1.043%	6/13/11	55,000,000	55,197,961	(a)
New York Life Global Funding	0.254%	4/1/11	39,855,000	39,855,000	(a)(b)
Toyota Motor Credit Corp.	0.253%	1/10/11	100,000,000	100,000,000	(a)
Westpac Banking Corp.	0.429%	4/19/11	85,000,000	85,029,456	(a)(b)

Total Medium-Term Notes				390,082,417

Time Deposits — 16.3%

BNP Paribas Grand Cayman	0.220%	12/1/10	234,106,000	234,106,000
Citibank Nassau	0.240%	12/1/10	500,000,000	500,000,000
Citibank Nassau	0.230%	12/3/10	175,000,000	175,000,000
Commerzbank Grand Cayman	0.240%	12/1/10	278,000,000	278,000,000	(a)
Credit Agricole Grand Cayman	0.250%	12/1/10	337,000,000	337,000,000	(a)
Dexia Credit Local NY	0.250%	12/1/10	400,000,000	400,000,000
DnB NOR Bank ASA	0.220%	12/1/10	488,125,000	488,125,000
ING Bank Grand Cayman	0.230%	12/1/10	221,000,000	221,000,000
Lloyds Bank PLC	0.250%	12/1/10	260,000,000	260,000,000	(a)
Natixis Grand Cayman	0.280%	12/1/10	203,128,000	203,128,000	(a)
UBS AG Cayman Islands	0.200%	12/1/10	275,000,000	275,000,000

Total Time Deposits				3,371,359,000

U.S. Government Agencies — 2.8%

Federal Farm Credit Bank (FFCB), Notes	0.293%	9/15/11	100,000,000	99,992,023	(a)
Federal Home Loan Bank (FHLB), Notes	0.163%	8/12/11	107,500,000	107,401,580	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.166%	5/5/11	150,000,000	149,980,143	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	1/25/12	175,000,000	174,816,924	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)	November 30, 2010

PRIME CASH RESERVES PORTFOLIO

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. Government Agencies — continued

Federal National Mortgage Association (FNMA), Notes	0.273%	8/23/12	$51,000,000	$50,973,234	(a)

Total U.S. Government Agencies				583,163,904

U.S. Treasury Notes — 0.6%

U.S. Treasury Notes	1.125%	6/30/11	75,000,000	75,386,719
U.S. Treasury Notes	4.500%	9/30/11	50,650,000	52,418,793

Total U.S. Treasury Notes				127,805,512

Repurchase Agreements — 9.7%

Barclays Capital Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $1,891,987,613; (Fully collateralized by various U.S. government obligations, 0.875% to 4.500% due 1/31/12 to 8/15/39; Market value - $1,929,814,518)	0.240%	12/1/10	1,891,975,000	1,891,975,000
RBS Securities Inc., tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $100,000,694; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/5/11 to 2/2/11; Market value - $102,000,161)	0.250%	12/1/10	100,000,000	100,000,000

Total Repurchase Agreements				1,991,975,000

TOTAL INVESTMENTS — 101.7% (Cost — $20,994,509,615#)				20,994,509,615
Liabilities in Excess of Other Assets — (1.7)%				(352,588,525)

TOTAL NET ASSETS — 100.0%				$20,641,921,090

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security (unaudited).
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$20,994,509,615	—	$20,994,509,615

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011